Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Columbia Pyrford International Stock Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[1]	4.05%	6.78%	5.81%
Columbia Pyrford International Stock Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1],[2]	10.65%	8.30%	6.69%
Columbia Pyrford International Stock Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent	[1],[3]	10.70%	8.38%	6.74%
Columbia Pyrford International Stock Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1]	10.82%	8.45%	6.85%
Columbia Pyrford International Stock Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent	[1],[4]	10.12%	7.78%	6.17%
Without Sales Load [Member] | Columbia Pyrford International Stock Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1]	10.40%	8.05%	6.44%
MSCI EAFE Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net)
Average Annual Return, Percent		13.87%	10.15%	7.40%
MSCI ACWI ex USA Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent		15.42%	8.94%	7.33%

[1]	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
[2]	The returns shown for periods prior to December 15, 2021 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[3]	The returns shown for periods prior to December 15, 2021 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Institutional 2 Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[4]	The returns shown for periods prior to December 15, 2021 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Class R shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.